Vessels, Net (Predecessor)	12 Months Ended
Dec. 31, 2024
Vessels, Net [Abstract]
Vessels, Net
5.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2024	December 31, 2023
Cost:
Beginning balance:	112,375	38,769
- Additions	46,421	95,051
- Disposals	(19,753)	(21,445)
- Transfer to “Vessel held for sale”	(18,500)	-
Ending balance:	120,543	112,375

Accumulated depreciation:
Beginning balance:	(7,556)	(1,257)
- Depreciation for the period	(7,982)	(7,101)
- Disposals	1,486	802
- Transfer to “Vessel held for sale”	4,098	-
Ending balance:	(9,954)	(7,556)

Net book value	110,589	104,819

Acquisitions

On August 21, 2024, following the exercise of the purchase option of the Chrisea bareboat charter, an amount of $20,946 was derecognized from “Right-of-use assets” (Note 6) and recognized as “Vessels, net” in the accompanying consolidated balance sheets. The purchase option amount was financed through the Sinopac Loan Facility (Note 7).

On August 1, 2024, following the exercise of the purchase option of the Synthesea bareboat charter, an amount of $25,475 was derecognized from “Right-of-use assets” (Note 6) and recognized as “Vessels, net” in the accompanying consolidated balance sheets. The purchase option amount was financed with cash on hand and through the Onishi Sale and Leaseback (Note 7).

On June 9, 2023, the Company entered into an agreement with an unaffiliated party for the purchase of a secondhand Panamax vessel, the Exelixsea, for a gross purchase price of $17,815. The vessel was delivered to the Company on August 29, 2023. The acquisition of the vessel was financed with cash on hand and $15,000 allocated from the August 2022 Entrust Facility (Note 7).

On February 7, 2023, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Kamsarmax vessel, the Oasea, for a gross purchase price of $19,500. The vessel was delivered to the Company on March 27, 2023. The acquisition of the vessel was financed with cash on hand at delivery and subsequently through the March 2023 Neptune Sale and Leaseback (Note 7).

On February 7, 2023, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Kamsarmax vessel, the Cretansea, for a gross purchase price of $19,675. The vessel was delivered to the Company on April 26, 2023. The acquisition of the vessel was financed with cash on hand and through the April 2023 Neptune Sale and Leaseback (Note 7).

On December 27, 2022, the Company entered into an agreement with an affiliated party for the purchase of a secondhand Capesize vessel, the Goodship, for a gross purchase price of $17,500. The vessel was delivered to the Company on February 10, 2023. The acquisition of the vessel was financed with cash on hand and $7,000 allocated from the August 2022 Entrust Facility (Note 7).

On December 27, 2022, the Company entered into an agreement with an affiliated party for the purchase of a secondhand Capesize vessel, the Tradership, for a gross purchase price of $18,750. The vessel was delivered to the Company on February 28, 2023. The acquisition of the vessel was financed with cash on hand and $8,200 allocated from the August 2022 EnTrust Facility (Note 7).
For the years ended December 31, 2024 and 2023, an amount of $NIL and $635, respectively, of expenditures related to vessels’ acquisition cost were capitalized and will be depreciated over the remaining useful life of each vessel. Amounts paid for these expenditures are included in “Vessels’ acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statement of cash flows.
During the years ended December 31, 2024 and 2023, an amount of $NIL and $1,176, respectively, of expenditures were capitalized that concern improvements on vessels performance and meeting environmental standards. The cost of these additions was accounted as major improvement and were capitalized over the vessels’ cost and will be depreciated over the remaining useful life of each vessel. Amounts paid for the additions are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.

Vessel held for sale

On December 20, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the Gloriuship for a net sale price of $14,880. Delivery of the vessel to her new owners is expected to take place in the third quarter of 2025. On the same date, the vessel was classified as “Vessel held for sale” according to the provisions of ASC 360, as all the criteria for this classification were met. Accordingly, the outstanding amount of $8,333 under the Huarong Sale and Leaseback for Gloriuship was classified in current liabilities in the accompanying consolidated balance sheet. The specific vessel was impaired since its carrying amount, which is the unamortized balance of vessel cost of $14,402 and the unamortized balance of drydocking cost of $1,306 on the sale agreement date was higher than its fair value less cost to sell. As of December 31, 2024, “Vessel held for Sale” in the accompanying consolidated balance sheet is measured at fair value less cost to sell which was $14,880. Accordingly, an “Impairment loss” of $828 was recognized in the consolidated statements of operations. The fair value of the vessel was determined based on the agreed sale price, net of commissions.

Gain on sale of vessels, net

On May 2, 2024, the Company entered into an agreement with an unaffiliated third party for the sale of the Oasea for a gross sale price of $20,220. The vessel was delivered to her new owners on July 19, 2024. A gain on sale of vessel net of sale expenses amounting to $1,426 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.

On May 5, 2023, the Company entered into an agreement with an unaffiliated third party for the sale of the Epanastasea for a gross sale price of $37,500. The vessel was delivered to her new owners on August 10, 2023. A gain on sale of vessel net of sale expenses amounting to $11,804 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.

On September 24, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Parosea for a gross sale price of $31,250. The vessel was delivered to her new owners on November 8, 2022. A gain on sale of vessel net of sale expenses amounting to $9,215 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.
On September 24, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Bluesea for a gross sale price of $31,250. The vessel was delivered to her new owners on December 1, 2022. A gain on sale of vessel net of sale expenses amounting to $9,175 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.

On December 12, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Minoansea for a gross sale price of $39,000. The vessel was delivered to her new owners on December 22, 2022. A gain on sale of vessel net of sale expenses amounting to $17,705 was recognized and is presented as “Gain on sale of vessels, net” in the consolidated statement of operations.

United Maritime Predecessor [Member]
Vessels, Net [Abstract]
Vessels, Net
5.	Vessel, Net:

The amounts in the accompanying carve-out balance sheet are analyzed as follows:

December 31, 2021
Cost:
Beginning balance	16,925,546
- Additions	-
Ending balance	16,925,546

Accumulated depreciation:
Beginning balance	(3,888,510)
- Additions	(756,765)
Ending balance	(4,645,275)

Net book value	12,280,271

On November 3, 2015, the Subsidiary acquired the Gloriuship for a purchase price of $16,833,520, which was financed through a loan with Hamburg Commercial Bank AG, or HCOB (formerly known as HSH Nordbank AG).

The Gloriuship is mortgaged to the secured loan with EnTrust (Note 6).

Vessel’s depreciation expense for the period from January 1, 2022 through July 5, 2022, and for the years ended December 31, 2021 and 2020, amounted to $400,285, $756,765 and $758,839, respectively, and is included in “Depreciation” in the accompanying carve- out statements of operations.